Sep. 30, 2017
First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED JUNE 1, 2018 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2018

1.	In “The Funds Summary Section” for the First Investors Strategic Income Fund:

a.	the second to last sentence in the fourth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities.  U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality or the right to borrow from the U.S. Treasury, such as mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

b.	the “Direct Investments” risk under the heading “Principal Risks of the Fund” is deleted and replaced with the following:

Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Government Securities, U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Call Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Prepayment and Extension Risk, Security Selection Risk and Yield Risk.  These risks are described with respect to the Underlying Funds below.

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Please retain this Supplement for future reference.

IEP618